INTEREST- BEARING BANK BORROWINGS (SECURED) (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Line Items]
Borrowings	¥ 36,203	¥ 36,017
Renminbi
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Line Items]
Borrowings	0	0
US dollars
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Line Items]
Borrowings	¥ 0	¥ 0